COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Claims and Legal Proceedings

We are involved in various claims and legal proceedings, some of which are covered by insurance. We believe that our existing claims and proceedings, and the potential losses relating to such contingencies, will not have a material adverse effect on our consolidated financial position, results of operations, or cash flows.

NOTE 10. COMMITMENTS AND CONTINGENCIES

We lease office facilities, retail locations, and warehouses for our operations under non-cancelable operating leases. Total future minimum lease payments and commitments under non-cancelable agreements at December 29, 2018 were as follows (in thousands):

		Fiscal
	Total	2019	2020	2021	2022	2023	Thereafter
Operating leases	$46,259	$4,670	$5,024	$4,405	$4,486	$4,627	$23,047
Other noncancelable agreements (1)	45,498	15,345	14,298	10,961	2,497	2,397	—
	$91,757	$20,015	$19,322	$15,366	$6,983	$7,024	$23,047

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(1)	We have entered into commitments for service and maintenance agreements related to our management information systems, distribution contracts, advertising, sponsorships, and licensing agreements.

Minimum lease payments have been reduced by minimum sublease rentals of $7.5 million due in the future under non-cancelable subleases. Rent expense for fiscal 2018, fiscal 2017, and fiscal 2016 was $4.3 million, $4.9 million, and $1.6 million, respectively. We received $0.4 million in sublease income for fiscal 2018. We did not receive any sublease income for fiscal 2017 or fiscal 2016.

As we are unable to reasonably predict the timing of settlement of liabilities related to unrecognized tax benefits and other noncurrent tax liabilities, the table above does not include $3.3 million, net, of such liabilities on our consolidated balance sheet as of December 29, 2018.

We are involved in various claims and legal proceedings, some of which are covered by insurance. We believe that the existing claims and proceedings, and the probability of losses relating to such contingencies, will not have a material adverse effect on our consolidated financial position, results of operations, or cash flows.